COMMITMENTS AND CONTINGENCIES (Details Narrative)	1 Months Ended
Aug. 12, 2022 shares
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	1,725,000
Proposed Public Offering [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	900,000
Proposed Public Offering [Member] | Underwriters Agreement [Member]
Loss Contingencies [Line Items]
Stock Issued During Period, Shares, New Issues	6,000,000
Shares, Issued	90,000
Proposed Public Offering [Member] | Underwriters Agreement [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Underwriting Commitments	The